Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share

Note 10. Net Loss Per Share

We compute net loss per share of Class A and Class B common stock using the two-class method. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of each class of the Company’s common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of the Company’s common stock, including those presented in the table below, to the extent dilutive. Basic and diluted net loss per share were the same for each period presented as the inclusion of all potential shares of the Company’s common stock outstanding would have been anti-dilutive.

As the Company uses the two-class method required for companies with multiple classes of common stock, the following tables present the calculation of basic and diluted net loss per share for each class of the Company’s common stock outstanding (in thousands, except share and per share amounts):

Three months ended June 30, 2023
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(24,973)	$(3,698)	$(28,671)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(24,973)	$(3,698)	$(28,671)
Denominator:
Weighted-average common shares outstanding	178,468,404	26,426,937	204,895,341
Denominator for basic and diluted net loss per share – weighted-average common stock	178,468,404	26,426,937	204,895,341
Basic and diluted net loss per share	$(0.14)	$(0.14)	$(0.14)

Three months ended June 30, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(31,056)	$(4,745)	$(35,801)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(31,056)	$(4,745)	$(35,801)
Denominator:
Weighted-average common shares outstanding	172,972,419	26,426,937	199,399,356
Denominator for basic and diluted net loss per share – weighted-average common stock	172,972,419	26,426,937	199,399,356
Basic and diluted net loss per share	$(0.18)	$(0.18)	$(0.18)

Six months ended June 30, 2023
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(54,142)	$(8,069)	$(62,211)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(54,142)	$(8,069)	$(62,211)
Denominator:
Weighted-average common shares outstanding	177,310,107	26,426,937	203,737,044
Denominator for basic and diluted net loss per share – weighted-average common stock	177,310,107	26,426,937	203,737,044
Basic and diluted net loss per share	$(0.31)	$(0.31)	$(0.31)

Six months ended June 30, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(69,628)	$(10,650)	$(80,278)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(69,628)	$(10,650)	$(80,278)
Denominator:
Weighted-average common shares outstanding	172,773,972	26,426,937	199,200,909
Denominator for basic and diluted net loss per share – weighted-average common stock	172,773,972	26,426,937	199,200,909
Basic and diluted net loss per share	$(0.40)	$(0.40)	$(0.40)

For the periods presented above, the net loss per share amounts are the same for Class A and Class B common stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with the Certificate of Incorporation. The undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

The following table summarizes the Company’s anti-dilutive common equivalent shares:

	June 30,
	2023	2022
Outstanding options to purchase common stock	9,262,296	15,544,806
Outstanding restricted stock units	17,738,585	12,653,874
Outstanding warrants	20,652,690	20,652,737
Total anti-dilutive common equivalent shares	47,653,571	48,851,417

Note 12. Net Loss Per Share

We compute net loss per share of Class A and Class B common stock using the two-class method. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of each class of the Company’s common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of the Company’s common stock, including those presented in the table below, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of the Company’s common stock outstanding would have been anti-dilutive. Since the Company was in a net loss position for all periods presented, the basic earnings per share (“EPS”) calculation excludes preferred stock as it does not participate in net losses of the Company.

As the Company uses the two-class method required for companies with multiple classes of common stock, the following table presents the calculation of basic and diluted net loss per share for each class of the Company’s common stock outstanding (in thousands, except share and per share amounts):

Year ended December 31, 2022
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(146,412)	$(22,311)	$(168,723)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(146,412)	$(22,311)	$(168,723)
Denominator:
Weighted-average common shares outstanding	173,421,449	26,426,937	199,848,386
Denominator for basic and diluted net loss per share – weighted-average common stock	173,421,449	26,426,937	199,848,386
Basic and diluted net loss per share	$(0.84)	$(0.84)	$(0.84)

Year ended December 31, 2021
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(28,048)	$(4,361)	$(32,409)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(28,048)	$(4,361)	$(32,409)
Denominator:
Weighted-average common shares outstanding	150,424,024	23,386,029	173,810,053
Denominator for basic and diluted net loss per share – weighted-average common stock	150,424,024	23,386,029	173,810,053
Basic and diluted net loss per share	$(0.19)	$(0.19)	$(0.19)

Year ended December 31, 2020

Numerator:
Allocation of undistributed earnings	$(162,745)
Numerator for basic and diluted net loss per share – loss available to common stockholders	$(162,745)
Denominator:
Weighted-average common shares outstanding	6,056,574
Denominator for basic and diluted net loss per share – weighted-average common stock	6,056,574
Basic and diluted net loss per share	$(26.87)

For the periods presented above, the net loss per share amounts are the same for Class A and Class B common stock because the holders of each class are entitled to equal per-share dividends or distributions in liquidation in accordance with the Company’s Restated Certificate. The undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the year ended December 31, 2020, the undistributed earnings are only allocated to Class A common stock as there were no shares of Class B common stock outstanding.

Anti-dilutive common equivalent shares were as follows:

	2022	2021	2020
Outstanding options to purchase common stock	12,571,912	16,243,532	26,708,329
Outstanding restricted stock units	9,961,291	3,577,894	1,894,897
Outstanding warrants	20,652,690	20,652,837	—
Outstanding convertible preferred stock (Series A through D)	—	—	107,197,118
Total anti-dilutive common equivalent shares	43,185,893	40,474,263	135,800,344